LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of carrying amounts of right-of-use assets

	As at December 31,	As at December 31,
	2023	2022
Balance, beginning of year	$165,708	$134,022
Additions and modifications, net of disposals	50,644	59,598
Amortization	(34,046)	(27,912)
Balance, end of year	$182,306	$165,708

Schedule of lease obligations included in the consolidated balance sheets

	As at December 31,	As at December 31,
	2023	2022
Current	$46,394	$36,466
Non-current	115,154	114,876
Total lease obligations	$161,548	$151,342

Schedule of future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms

	As at December 31,	As at December 31,
	2023	2022
Within 1 year	$47,600	$38,012
Between 1 — 3 years	40,261	43,439
Between 3 — 5 years	24,904	21,637
Thereafter	55,498	54,258
Total undiscounted lease obligations	$168,263	$157,346

Schedule of amounts recognized in consolidated statements of income with respect to leases

	Year Ended December 31,
	2023	2022
Amortization of right-of-use assets	$34,046	$27,912
Interest expense on lease obligations	$4,350	$2,919
Variable lease payments not included in the measurement of lease obligations	$115,467	$115,890
Expenses relating to short-term leases	$6,598	$11,081
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$3,114	$1,663